Investments - EnWave Corporation (Details) - Marketable securities designated at FVTOCI - CAD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 29, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Unrealized loss on changes in fair value		$ 16,690	$ 43,613
EnWave
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Number of shares sold (in shares)	5,302,227
Share price (in CAD per share)	$ 0.80
Proceeds from sale of common shares	$ 4,100
Quoted stock price (in CAD per share)	$ 1.89
Loss on sale of investment	$ 5,900
Unrealized loss on changes in fair value	$ 8,500
Total shareholdings (in shares)			0